Significant Accounting Policies - Disclosure of Detailed Information about Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Data center freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment estimated useful lives	Not depreciated
Bottom of range [member] | Data center buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment estimated useful lives	15 years
Bottom of range [member] | Data center infrastructure and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment estimated useful lives	5 years
Bottom of range [member] | Office equipment and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment estimated useful lives	3 years
Top of range [member] | Data center buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment estimated useful lives	30 years
Top of range [member] | Data center infrastructure and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment estimated useful lives	20 years
Top of range [member] | Office equipment and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment estimated useful lives	15 years